Related Party Balances and Transactions - Schedule of Related Party Dues or Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Related Party Transaction [Line Items]
Total due to related parties, net of current portion	$ 18,546		$ 9,762		$ 5,909
Southern Airways Corporation
Related Party Transaction [Line Items]
Total current portion due to related parties	4,555		5,516		2,072
Total due to related parties, net of current portion	298		697		747
Related Party
Related Party Transaction [Line Items]
Total current portion due to related parties	12,699		4,947		90
Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Total current portion due to related parties	2,790		3,125		1,016
Total due to related parties, net of current portion	7,579		6,217		4,689
Accounts Payable or Receivable | Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Accounts payable (receivable)	53		467		(56)
Other Current Liabilities | Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Total current portion due to related parties	175	[1]	158	[1]	373
Current Maturities of Long Term Debt | Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Total current portion due to related parties	1,036	[2]	728	[2]	699
Short Term Operating Lease Liabilities | Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Total current portion due to related parties	1,526		1,772		0
Other Noncurrent Liabilities | Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Total due to related parties, net of current portion	100	[1]	100	[1]	450
Long Term Operating Lease Liabilities | Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Total due to related parties, net of current portion	1,983		2,606		0
Long Term Debt Net of Current Maturities | Related Party | Southern Airways Corporation
Related Party Transaction [Line Items]
Total due to related parties, net of current portion	$ 5,496	[2]	$ 3,511	[2]	$ 4,239

[1]	Liability related to Makani Kai Acquisition and SkyWest Notes’ accrued interest
[2]	Notes Payable to SkyWest